Regulation - Significant Regulatory Matters (Narrative) (Details) - ACC - UNS Gas - Subsequent event - General rate application	1 Months Ended
Jan. 31, 2026
Public Utilities, General Disclosures [Line Items]
Requested return on equity	9.57%
Requested common equity	56.00%
Requested return on equity, allowable range	0.0040
Requested efficiency credit	5.00%